Share-based payments - Outstanding Stock Options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Share-based Payment Arrangements [Abstract]
Outstanding, beginning balance (in shares) | shares	6,545,819	7,484,561
Forfeited or expired (in shares) | shares	(1,042,645)	(938,742)
Outstanding, ending balance (in shares) | shares	5,503,174	6,545,819
Weighted average exercise price of share options outstanding, beginning balance (in cad per share) | $ / shares	$ 61	$ 61
Weighted average exercise price of share options forfeited or expired (in cad per share) | $ / shares	57	59
Weighted average exercise price of share options outstanding, ending balance (in cad per share) | $ / shares	$ 62	$ 61